SEGMENT AND GEOGRAPHICAL INFORMATION	12 Months Ended
Dec. 31, 2023
Segment Reporting [Abstract]
SEGMENT AND GEOGRAPHICAL INFORMATION
NOTE 19 - SEGMENT AND GEOGRAPHICAL INFORMATION

The Company operates in four reportable segments: (a) corporate (b) airport security (c) other aviation related services and (d) authentication technology. The corporate segment does not generate revenue and contains primarily non-operational expenses. The airport security segment provides security services mostly to airlines and airport authorities mostly in Europe. The other aviation related services segment provides various services to airlines within airports in the United States of America. The authentication technology segment provides authentication services to financial and other companies, predominantly in the United States of America. All inter-segment transactions are eliminated in consolidation. The accounting policies of the segments are the same as the accounting policies of the Company as a whole.

The operating results of these reportable segments are regularly reviewed by the chief operating decision.

	Corporate	Airport Security	Other Aviation Related Services	Authentication Technology	Total
Year ended December 31, 2023:
Revenue	$-	$309,335	$66,463	$55,744	$431,542
Depreciation and amortization	5	904	307	1,463	2,679
Net income (loss)	(3,311)	2,577	14	11,291	10,571
Goodwill	-	668	-	-	668
Total assets	17,740	81,733	19,325	78,298	197,096

Year ended December 31, 2022:
Revenue	$-	$224,037	53,954	$46,986	$324,977
Depreciation and amortization	71	779	286	1,318	2,454
Net income (loss)	(2,921)	1,128	(2,229)	(1,212)	(5,234)
Goodwill	-	646	-	-	646
Total assets	8,698	82,016	25,072	68,847	184,633

Year ended December 31, 2021:
Revenue	$-	$217,463	$36,224	$71,247	$324,934
Depreciation and amortization	75	939	167	880	2,061
Net income (loss)	(2,020)	7,202	14,710	21,396	41,288
Goodwill	-	690	-	-	690
Total assets	10,349	84,923	27,502	73,106	195,880

The following table sets forth, for the periods indicated, revenue generated from customers by geographical area based on the geographical location of the customer’s invoicing address:

	Year Ended December 31,
	2023	2022	2021
Germany	$114,176	$111,826	$126,367
United States	99,765	88,333	94,743
The Netherlands	101,512	63,842	52,165
Spain	82,217	39,448	30,946
Other countries	33,872	21,528	20,713
Total revenue	$431,542	$324,977	$324,934

The following table sets forth, for the periods indicated, property and equipment, net of accumulated depreciation and amortization, by country:

	December 31,
	2023	2022
Germany	$510	$384
United States	696	683
The Netherlands	482	488
Spain	120	135
Other countries	3,386	4,586
Total property and equipment, net	$5,194	$6,276

Property and equipment, net, in other countries include $3,125 and $4,216 property and equipment in Israel, as of December 31, 2023 and 2022, respectively.